SCHEDULE OF NOTES PAYABLE (Details) (Paranthetical) - Standard Waste Services L L C [Member] - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Note Payable One [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 6,500
Note payable, maturity date description	beginning November 2017 and due December 2027 in full
Note payable, interest rate percentage	5.00%
Note Payable Two [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,576
Note payable, maturity date description	beginning January 2019 and due December 2023 in full
Note payable, interest rate percentage	12.07%
Note Payable Three [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,315
Note payable, maturity date description	beginning March 2019 and due March 2024 in full
Note payable, interest rate percentage	11.27%
Note Payable Four [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,663
Note payable, maturity date description	beginning May 2019 and due March 2024 in full
Note payable, interest rate percentage	11.89%
Note Payable Five [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 1,503
Note payable, maturity date description	beginning May 2019 and due April 2024 in full
Note payable, interest rate percentage	10.59%
Note Payable Six [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 3,510
Note payable, maturity date description	beginning June 2019 and due May 2024 in full
Note payable, interest rate percentage	11.08%
Note Payable Seven [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,639
Note payable, maturity date description	beginning August 2019 and due July 2024 in full
Note payable, interest rate percentage	12.56%
Note Payable Eight [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 3,384
Note payable, maturity date description	beginning February 2020 and due February 2025 in full
Note payable, interest rate percentage	7.61%
Note Payable Nine [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 1,619
Note payable, maturity date description	beginning March 2020 and due March 2024 in full
Note payable, interest rate percentage	8.73%
Note Payable Ten [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 1,902
Note payable, maturity date description	beginning June 2020 and due June 2026 in full
Note payable, interest rate percentage	5.50%
Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,016
Note payable, maturity date description	beginning July 2020 and due July 2025 in full
Note payable, interest rate percentage	12.51%
Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,239
Note payable, maturity date description	beginning July 2020 and due July 2025 in full
Note payable, interest rate percentage	12.41%
Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 979
Note payable, maturity date description	beginning August 2020 and due August 2026 in full
Note payable, interest rate percentage	5.50%
Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,079
Note payable, maturity date description	beginning November 2020 and due October 2025 in full
Note payable, interest rate percentage	9.40%
Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 1,940
Note payable, maturity date description	beginning November 2020 and due October 2025 in full
Note payable, interest rate percentage	9.42%
Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,829
Note payable, maturity date description	beginning December 2020 and due December 2025 in full
Note payable, interest rate percentage	6.25%
Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 3,162
Note payable, maturity date description	beginning December 2020 and due September 2025 in full
Note payable, interest rate percentage	8.88%
Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,033
Note payable, maturity date description	beginning March 2021 and due March 2026 in full
Note payable, interest rate percentage	5.99%
Note Payable Eighteen One [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,855
Note payable, maturity date description	beginning May 2021 and due May 2026 in full
Note payable, interest rate percentage	6.95%
Note Payable Ninteen [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,967
Note payable, maturity date description	beginning August 2021 and due August 2028 in full
Note payable, interest rate percentage	6.10%
Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 2,275
Note payable, maturity date description	beginning August 2021 and due August 2026 in full
Note payable, interest rate percentage	6.92%
Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 3,176
Note payable, maturity date description	beginning September 2021 and due September 2026 in full
Note payable, interest rate percentage	6.72%
Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 3,225
Note payable, maturity date description	beginning November 2021 and due November 2026 in full
Note payable, interest rate percentage	6.73%
Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 3,586
Note payable, maturity date description	beginning December 2021 and due December 2026 in full
Note payable, interest rate percentage	5.99%
Note Payable Thirty Seven [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 5,590	$ 5,590
Note payable, maturity date description	beginning March 2023 and due March 2028 in full	beginning March 2023 and due March 2028 in full
Note payable, interest rate percentage	735.00%	735.00%
Note Payable Thirty Eight [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 4,213	$ 4,213
Note payable, maturity date description	beginning December 2023 and due December 2030 in full	beginning December 2023 and due December 2030 in full
Note payable, interest rate percentage	847.00%	847.00%
Note Payable Thirty Nine [Member]
Short-Term Debt [Line Items]
Note payable, monthly payments	$ 4,269	$ 4,269
Note payable, maturity date description	beginning December 2023 and due December 2030 in full	beginning December 2023 and due December 2030 in full
Note payable, interest rate percentage	890.00%	890.00%